Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Accrued payroll and related expenses	$ 3,964	$ 2,887
Accrued research and development expenses	1,665	3,666
Accrued professional service fees	638	1,520
Liability for early exercised stock options	89	205
Other	492	384
Accrued and other liabilities	$ 6,848	$ 8,662